Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Costs and Expenses, Related Party	$ 15,000	$ 36,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	1,096,687
Severance Costs	2,488,024
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	12,876
Consultant Fee	250,000
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches	411,188
Apache [Member]
Related Party Transaction [Line Items]
Revenue from affiliated	34,000,000	40,800,000
GD [Member]
Related Party Transaction [Line Items]
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches		200,000
Ranch Lease Agreement [Member]
Related Party Transaction [Line Items]
Number of ranch lease agreements	2
Ranch Lease Agreement [Member] | Cypress Springs Ranch [Member]
Related Party Transaction [Line Items]
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches	15,394	14,281	39,875
Ranch Lease Agreement [Member] | Camp Verde Ranch [Member]
Related Party Transaction [Line Items]
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches		$ 3,850	$ 1,650